Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share
Note 24:	Earnings Per Share

The computations of basic and diluted income per share are as follows.

	Years Ended December 31,
	2019	2018	2017
Net income attributable to Gardner Denver Holdings, Inc.	$159.1	$269.4	$18.4
Average shares outstanding
Basic	203.5	201.6	182.2
Diluted	208.9	209.1	188.4
Earnings per share
Basic	$0.78	$1.34	$0.10
Diluted	$0.76	$1.29	$0.10

For the years ended December 31, 2019, 2018 and 2017, there were 1.8 million, 0.8 million and 0.7 million anti-dilutive shares that were not included in the computation of diluted earnings per share.